STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		193 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
OPERATING ACTIVITIES
Loss from operations before minority interest	$ (4,204,031)	$ (2,777,528)	$ (34,038,821)
Plus non-cash charges to earnings
Stock compensation expense	0	0	2,018,280
Depreciation and amortization	40,791	4,778	132,633
Purchase R&D - Clear Image	0	0	3,309,514
Stock issued for services	410,675
Expenses paid by third parties	0	0	57,134
Contribution of services by officer and employees	0	0	799,154
Services by officer and employees paid for with non-cash consideration	0	0	694,661
Compensation cost for option price reduction	0	0	50,000
Amortization of debt discounts	106,849	0	(233,459)
Amortization of compensation cost for options granted to non-employees and common stock issued for services	0	0	1,775,577
Allowance for doubtful accounts	0	0	50,900
Gain on extinguishment of debt	0	0	(10,398)
Write-off of Notes Receivable	0	0	14,636
Write-off of Notes Payable	0	0	(8,239)
Write-off of organizational costs	0	0	3,196
Write-off of zero value investments	0	0	785,418
Write-off of leasehold improvements and computer equipment	0	0	2,006
Compensation costs for stock options and warrants granted to non-employees	0	0	1,573,913
Adjustment to fair value of derivatives		0	(10,239)
SEC settlement Gifford Mabie	(99,453)		(32,381)
Accounts recievable	(560)	0	(560)
Prepaid expenses	276,900	0	243,156
Inventory	(320,837)	0	(320,837)
(Increase) decrease in receivables from related parties	(46,300)	0	(142,006)
(Increase) decrease in goodwill	0	0	(23,276)
(Increase) decrease in other receivables	0	86,896	(761,938)
Increase (decrease) in accrued salaries and consulting	29,140	0	(118,257)
Increase (decrease) in accrued interest	54,166	43,334	260,013
Increase (decrease) in accounts payable and accrued liabilities	504,620	(139,332)	3,299,356
Total operating activities	(3,248,040)	(2,426,002)	(14,366,827)
INVESTING ACTIVITIES
Purchase of equipment and furnishings	0	(157,621)	(1,229,423)
Leasehold improvements	6,600		(33,000)
Investment in patent development	(21,992)	(19,000)	(148,418)
Investment in Ives Health Company	0	0	(251,997)
Investment in The Health Club	0	0	(10,000)
Total investing activities	(15,392)	(176,621)	(1,672,838)
FINANCING ACTIVITIES
Loans from shareholders	0	0	15,707
Repayment of loans from shareholders	0	0	(8,005)
Repayments of Promissory Notes	0	0	57,325
Issuance of unexercised options for cash	635,707	0	635,707
Issuance of unexercised warrants for cash	394,136	0	394,136
Common stock subscribed		0	546,500
Sale of preferred stock for cash:	0	0	(1,000)
Sale of common stock for cash:
From exercise of stock options and warrants	291,915	1,465,820	4,289,503
Common stock issued for payment of debt	1,271,700	427,921	2,532,919
Less: Issue Costs		0	(102,318)
Beneficial conversion feature	436,184	0	530,808
Derivative Liability	(127,383)	0	154,269
Debt Discount		0
Convertible debentures issued for cash	357,002	439,598	974,663
Payment of exclusive license note payable			(100,000)
Total financing activities	3,259,661		16,238,305
Minority interest			(197,567)
Change in cash	(3,771)	(66,713)	1,073
Cash at beginning of period	4,844	69,517	0
Cash at end of period	1,073	2,804	1,073
Common Stock [Member]
Plus non-cash charges to earnings
Stock issued for services	410,675	355,850	5,994,037
FINANCING ACTIVITIES
Issuance of unexercised options for cash	108,025
Preferred Stock [Member]
Plus non-cash charges to earnings
Stock issued for services	0	0	270,000
Prior to Merger [Member]
Sale of common stock for cash:
Sale of common stock for cash	0	0	574,477
After Merger [Member]
Sale of common stock for cash:
Sale of common stock for cash	$ 400	$ 0	$ 5,743,614